Income Taxes (Schedule of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Abstract]
Domestic	$ 25,903	[1]	$ (13,391)	[1]	$ 23,274	[1]
Foreign	(180,621)		(15,990)		(4,764)
Income (loss) before income taxes	$ (154,718)		$ (29,381)		$ 18,510

[1]	As a result of the Stratasys-Objet Merger, “domestic” reflects income (loss) from continuing operations before income taxes and non-controlling interest for Israel in 2014 and 2013 and for the U.S. for 2012.